Note 12 - Equity: Share-Based Payment Arrangement, Option, Activity (Details) - Warrant - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	67,674	67,674
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 4.8	$ 4.8
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 3 months 18 days	4 years 3 months 18 days